                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 3, 2007
                    to the Prospectus dated December 14, 2006


On Friday, April 6, 2007, Government & Agency Portfolio (the "Portfolio") will be closed for business. On such day, you will not be permitted to purchase or redeem shares in the Portfolio, and net asset values will not be calculated for the Portfolio.

In the event that any portion of this Supplement conflicts with Prospectus disclosure for Government & Agency Portfolio, the terms of this Supplement shall prevail.

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 3, 2007
                    to the Prospectus dated December 14, 2006


On Friday, April 6, 2007, Liquid Assets Portfolio (the "Portfolio") will be open for business until 11:30 a.m. EDST. On such day, you will be permitted to purchase or redeem shares in the Portfolio until such time, and the last net asset value for that day will be calculated for the Portfolio upon its close.

In the event that any portion of this Supplement conflicts with Prospectus disclosure for Liquid Assets Portfolio, the terms of this Supplement shall prevail.

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 3, 2007
                    to the Prospectus dated December 14, 2006


On Friday, April 6, 2007, STIC Prime Portfolio (the "Portfolio") will be closed for business. On such day, you will not be permitted to purchase or redeem shares in the Portfolio, and net asset values will not be calculated for the Portfolio.

In the event that any portion of this Supplement conflicts with Prospectus disclosure for STIT Prime Portfolio, the terms of this Supplement shall prevail.

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 3, 2007
                    to the Prospectus dated December 14, 2006


On Friday, April 6, 2007, Government TaxAdvantage Portfolio (the "Portfolio") will be closed for business. On such day, you will not be permitted to purchase or redeem shares in the Portfolio, and net asset values will not be calculated for the Portfolio.

In the event that any portion of this Supplement conflicts with Prospectus disclosure for Government TaxAdvantage Portfolio, the terms of this Supplement shall prevail.

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 3, 2007
                    to the Prospectus dated December 14, 2006


On Friday, April 6, 2007, Treasury Portfolio (the "Portfolio") will be closed for business. On such day, you will not be permitted to purchase or redeem shares in the Portfolio, and net asset values will not be calculated for the Portfolio.

In the event that any portion of this Supplement conflicts with Prospectus disclosure for Treasury Portfolio, the terms of this Supplement shall prevail.